Financial Instruments and Related Disclosures - Summary of Fair Value of Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	£ 10,906	£ 11,987
Financial liabilities at fair value	(46,599)	(46,624)
At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	1,578	1,591
Financial liabilities at fair value	(6,246)	(6,090)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities at fair value	(26)	(92)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities at fair value	(48)	(102)
Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value		23
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value		133
Liquid Investments [member] | Financial Assets Available-for-sale, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	78	89
Other Investments [member] | Financial Assets Available-for-sale, Category [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	918	985
Other Investments [member] | Financial Assets Available-for-sale, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	918	985
Other non-current assets [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value		6
Other non-current assets [member] | Financial Assets Available-for-sale, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	38
Other non-current assets [member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	426
Other non-current assets [member] | Financial Assets at Fair Value Through Profit or Loss, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value		355
Trade and Other Receivable [member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	42
Derivatives Financial Assets Designated At Fair Value Through Profit Or Loss [member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	5
Derivatives Financial Assets Designated At Fair Value Through Profit Or Loss [member] | Financial Assets at Fair Value Through Profit or Loss, Category [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	5	23
Derivatives assets held for trading [Member] | Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	71
Contingent Consideration Liabilities [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities at fair value	(6,172)	(5,896)
Level 1 of fair value hierarchy [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	612	664
Level 1 of fair value hierarchy [member] | Liquid Investments [member] | Financial Assets Available-for-sale, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	77	84
Level 1 of fair value hierarchy [member] | Other Investments [member] | Financial Assets Available-for-sale, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	535	580
Level 2 of fair value hierarchy [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	450	516
Financial liabilities at fair value	(73)	(193)
Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities at fair value	(26)	(92)
Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities at fair value	(47)	(101)
Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value		23
Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value		133
Level 2 of fair value hierarchy [member] | Liquid Investments [member] | Financial Assets Available-for-sale, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	1	5
Level 2 of fair value hierarchy [member] | Other non-current assets [member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	382
Level 2 of fair value hierarchy [member] | Other non-current assets [member] | Financial Assets at Fair Value Through Profit or Loss, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value		355
Level 2 of fair value hierarchy [member] | Derivatives Financial Assets Designated At Fair Value Through Profit Or Loss [member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	5
Level 2 of fair value hierarchy [member] | Derivatives assets held for trading [Member] | Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	62
Level 3 [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	516	411
Financial liabilities at fair value	(6,173)	(5,897)
Level 3 [member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities at fair value	(1)	(1)
Level 3 [member] | Other Investments [member] | Financial Assets Available-for-sale, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	383	405
Level 3 [member] | Other non-current assets [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value		6
Level 3 [member] | Other non-current assets [member] | Financial Assets Available-for-sale, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	38
Level 3 [member] | Other non-current assets [member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	44
Level 3 [member] | Trade and Other Receivable [member] | Financial Assets at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	42
Level 3 [member] | Derivatives assets held for trading [Member] | Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value	9
Level 3 [member] | Contingent Consideration Liabilities [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities at fair value	£ (6,172)	£ (5,896)